S000008481 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	173 Months Ended	234 Months Ended	328 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.46%)	2.09%	10.46%
Performance Inception Date						Aug. 20, 1998
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	2.38%	10.24%
Performance Inception Date						Aug. 20, 1998
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	3.50%	11.45%
Performance Inception Date				Aug. 15, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	3.41%	11.36%
Performance Inception Date					Jun. 21, 2006
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.65%	1.17%	9.84%
Performance Inception Date					Jun. 21, 2006
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	2.49%	9.26%
Performance Inception Date					Jun. 21, 2006